                                    SERIES C
                                    SERIES M


           (SERIES PORTFOLIOS OF AIM CORE ALLOCATION PORTFOLIO SERIES)

                     Supplement dated March 30, 2007
       to the Statement of Additional Information dated December 14, 2006 as supplemented February 28, 2007 and March 23, 2007

The following information replaces in its entirety the table appearing under the heading "PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS" on page H-1 of the Statement of Additional Information.


                                           OTHER REGISTERED               OTHER POOLED
                        DOLLAR         MUTUAL FUNDS (ASSETS IN         INVESTMENT VEHICLES            OTHER ACCOUNTS
                       RANGE OF                MILLIONS)               (ASSETS IN MILLIONS)        (ASSETS IN MILLIONS)
   PORTFOLIO          INVESTMENTS   ---------------------------------------------------------------------------------------
    MANAGER            IN EACH         NUMBER                        NUMBER                        NUMBER
                       FUND(1)           OF            ASSETS(2)       OF          ASSETS(2)         OF        ASSETS(2)
                                      ACCOUNTS                      ACCOUNTS                      ACCOUNTS
---------------------------------------------------------------------------------------------------------------------------
                                    Series C
---------------------------------------------------------------------------------------------------------------------------

Brian K. Caldwell(3)     None             2             $66.8            2            $92.8           18        $3,258.5

Jennifer L. Gilmore(3)   None             2             $66.8            5           $303.7           18        $2,108.4

Brian P. Norris(3)       None             2             $66.8          None           None            34        $1,095.0

J. Greg Wessel(3)        None             2             $66.8            6          $1,381.9          26        $2,994.3

---------------------------------------------------------------------------------------------------------------------------
                                    Series M
---------------------------------------------------------------------------------------------------------------------------
Brian K. Caldwell(3)     None             2             $66.8            2           $92.8            18        $3,258.5

Jennifer L. Gilmore(3)   None             2             $66.8            5          $303.7            18        $2,108.4

Brian P. Norris(3)       None             2             $66.8          None           None            34        $1,095.0

J. Greg Wessel(3)        None             2             $66.8            6          $1,381.9          26        $2,994.3


--------------------------
(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.


(2) Assets under management include book value for certain stable value accounts managed by these individuals, and market value for non-stable value accounts.

(3) Messrs. Caldwell, Norris and Wessel and Ms. Gilmore began serving as portfolio managers on Series C and Series M on March 28, 2007. The information provided for Messrs. Caldwell, Norris and Wessel and Ms. Gilmore is as of February 28, 2007.